TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	$ 1,077,561		$ 1,175,796
Other accounts receivable	188,393		133,054
Total net trade and accounts receivable	1,167,963		1,220,941
Less: non-current portion - accounts receivable	(5,381)		(6,891)
Trade and other accounts receivable, current	1,162,582	$ 1,202,945	1,214,050
Gross Book Value [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	1,077,561		1,175,796
Other accounts receivable	188,393		133,054
Total net trade and accounts receivable	1,265,954		1,308,850
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Other accounts receivable
Total net trade and accounts receivable	$ (97,991)		$ (87,909)